11. Warrants	9 Months Ended
Sep. 30, 2013
Notes to Financial Statements
Warrants

At September 30, 2013, we had 7,406,250 warrants outstanding and exercisable with a weighted average exercise price of $0.07. There were no warrants issued, forfeited or expired in the nine month period ended September 30, 2013. During the nine months ended September 30, 2013, 312,500 warrants were exercised with a value of $0.08 per share, for proceeds of $25,000. The outstanding warrants have expiration dates between November 2013 and May 2017.

During the quarter ended June 30, 2012, the Company issued a total of 2,000,000 warrants to the current note holders as consideration for restructuring of their existing promissory notes.  The warrants were valued using the Black-Scholes option pricing model resulting in a total value of $137,995 which was recorded as Deferred Financing Costs on the Balance Sheet and is being amortized to expense over the revised term of the notes.

During the three and nine month periods ended September 30, 2013, the Company recorded $14,263 and $42,322, respectively, in amortization of deferred financing costs. During the three and nine month periods ended September 30, 2012, the Company recorded $18,397 and $60,142, respectively, in amortization of deferred financing costs.